Shareholders of Global Blue Group Holding AG - Disclosure of Composition of Shareholding (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	240,087,730	210,323,474	211,252,951
Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30,735,950	30,735,950	30,735,950
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	201,226,883	192,534,962	187,534,962
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	38,860,847	17,788,512	23,717,989
Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	228,716,358	198,414,500	198,323,474
Ownership (in percentage)	100.00%	100.00%	100.00%
Global Blue Group Holding AG | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,658,467	10,076,816	9,985,790
Ownership (in percentage)	4.20%	5.10%	5.00%
Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	21,796,402	21,539,634	20,468,205
Ownership (in percentage)	9.50%	10.90%	10.30%
Global Blue Group Holding AG | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30,735,950	30,735,950	30,735,950
Global Blue Group Holding AG | Warrants | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	516,317	516,317	516,317
Global Blue Group Holding AG | Warrants | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,969,283	20,969,283	20,969,283
Global Blue Group Holding AG | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	109,229,085	109,229,085	109,987,559
Ownership (in percentage)	47.80%	55.10%	55.50%
Global Blue Group Holding AG | Silver Lake And Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6,548,415	6,548,415	6,548,415
Global Blue Group Holding AG | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	45,068,965	45,068,965	45,381,920
Ownership (in percentage)	19.70%	22.70%	22.90%
Global Blue Group Holding AG | Partners Group and Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,701,935	2,701,935	2,701,935
Global Blue Group Holding AG | CK Opportunities Fund I, LP
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30,463,439
Ownership (in percentage)	13.30%
Global Blue Group Holding AG | CK Opportunities Fund I, LP | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0
Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000	12,500,000	12,500,000
Ownership (in percentage)	5.50%	6.30%	6.30%
Global Blue Group Holding AG | Ant Group | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0
Global Blue Group Holding AG | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,371,372	11,908,974	12,929,477
Global Blue Group Holding AG | GB Group | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0
Global Blue Group Holding AG | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	189,855,747	180,626,224	180,534,962
Global Blue Group Holding AG | Ordinary shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	8,883,950	9,198,164	9,106,902
Global Blue Group Holding AG | Ordinary shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	21,796,402	21,539,634	20,468,205
Global Blue Group Holding AG | Ordinary shares | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	97,258,598	97,258,598	98,017,072
Global Blue Group Holding AG | Ordinary shares | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	40,129,828	40,129,828	40,442,783
Global Blue Group Holding AG | Ordinary shares | CK Opportunities Fund I, LP
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,286,969
Global Blue Group Holding AG | Ordinary shares | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000	12,500,000	12,500,000
Global Blue Group Holding AG | Ordinary shares | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,371,136	11,908,738	7,000,000
Global Blue Group Holding AG | Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	38,860,611	17,788,276	17,788,512
Global Blue Group Holding AG | Preference shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	774,517	878,652	878,888
Global Blue Group Holding AG | Preference shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0
Global Blue Group Holding AG | Preference shares | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,970,487	11,970,487	11,970,487
Global Blue Group Holding AG | Preference shares | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,939,137	4,939,137	4,939,137
Global Blue Group Holding AG | Preference shares | CK Opportunities Fund I, LP
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	21,176,470
Global Blue Group Holding AG | Preference shares | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0
Global Blue Group Holding AG | Preference shares | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	236	236	5,929,477